Note 39 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
	As of December 31,
	2025	2024
Financial assets
Financial assets at FVTPL	$4,501,000	$1,000
Financial assets at amortized cost (1)	162,083,276	65,067,697
	$166,584,276	$65,068,697

Disclosure of financial liabilities [text block]
	As of December 31,
	2025	2024
Financial liabilities
Financial liabilities at amortized cost (1)	$61,667,973	$51,062,422
Stock warrant liabilities at FVTPL	241,006	20,082,272
	$61,908,979	$71,144,694

Disclosure of effect of changes in foreign exchange rates [text block]
	As of December 31,
	2025			2024
	Foreign currency amount (in thousands)	Exchange rate	Book value (USD)	Foreign currency amount (in thousands)	Exchange rate	Book value (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	63,157	0.032	$2,013,774	516,275	0.030	$15,732,406
EGP:USD	2,820,455	0.021	58,947,510	2,594,496	0.020	50,852,122
GBP:USD	19,513	1.340	26,147,529	21,733	1.260	27,383,676
THB:USD	11,505	0.032	366,839	-	-	-
Financial liabilities
Monetary items
NTD:USD	1,314,982	0.032	41,928,480	496,173	0.030	15,119,853
EGP:USD	80,041	0.021	1,672,856	89,942	0.020	1,762,866
GBP:USD	77,262	1.340	103,531,080	60,172	1.260	75,816,160

Sensitivity analysis for types of market risk [text block]
	As of December 31,
	2025		2024
	Sensitivity analysis
	Degree of variation	Effect on profit or loss (USD)	Degree of variation	Effect on profit or loss (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	1%	$20,138	1%	$157,324
EGP:USD	1%	589,475	1%	508,521
GBP:USD	1%	261,475	1%	273,837
THB:USD	1%	3,668	1%	-
Financial liabilities
Monetary items
NTD:USD	1%	419,285	1%	151,199
EGP:USD	1%	16,729	1%	17,629
GBP:USD	1%	1,035,311	1%	758,162

Disclosure of provision matrix [text block]
	Not past due	Up to 180 days past due	Up to 365 days past due	Over 365 days past due	Total
At December 31, 2025
Expected loss rate	0.04%	0.09% - 94.58%	87.79% - 100%	100%
Total book value	$26,538,008	$20,100,156	$8,447,618	$-	$55,085,782
Loss allowance	$10,350	$18,291	$915,550	$-	$944,191
	Not past due	Up to 180 days past due	Up to 365 days past due	Over 365 days past due	Total
At December 31, 2024
Expected loss rate	0.03%	0.08% - 91.71%	72.68% - 100%	100%
Total book value	$514,854	$25,252,572	$4,290	$7,364,002	$33,135,718
Loss allowance	$170	$97,099	$4,290	$7,364,002	$7,465,561

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	As of December 31,
	2025		2024
	Less than 1 year	Over 1 year	Less than 1 year	Over 1 year
Lease liabilities	$451,368	$873,114	$210,448	$579,699
Long-term borrowings (including current portion)	$963,878	$3,404,363	$1,972,371	$4,372,188